Share-based Payments Arrangement - IISI's Employee Stock Options Outstanding (Detail) - IISI Plan [Member]	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Jan. 31, 2014 $ / shares	Aug. 31, 2013 $ / shares
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of Exercise Price				$ 14	$ 14
Granted in January 2014 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of Options Outstanding	0	530.00	0
Weighted-average Remaining Contractual Life (Years)	0 years	14 days
Weighted-average Exercise Price	$ 0	$ 14.00	$ 0
Options Exercisable Number of Options	0	530.00
Option Exercisable Weighted-average Exercise Price	$ 0	$ 14.00